Company financial information - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
IFRS profit/(loss) reconciliation:
Profit/(loss) for the year	€ 31	$ 35	$ 1,458	€ 1,327	$ 1,458	€ (83)	$ (94)
IFRS equity reconciliation:
IFRS equity	(295)			(187)		(1,319)		$ (362)	$ (216)	$ (1,510)
Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	35			1,249		108
IFRS equity reconciliation:
IFRS equity	2,854			2,941
Reportable Legal Entities | Ardagh Group S.A.
IFRS profit/(loss) reconciliation:
Parent only - IFRS profit for the year	35	40		1,249	1,400	108	128
IFRS equity reconciliation:
IFRS equity	2,854			2,941		1,808		3,502	3,304	2,064
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(4)	$ (5)		78	$ 58	(191)	$ (222)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	€ (3,149)			€ (3,128)		€ (3,127)		$ (3,864)	$ (3,520)	$ (3,574)